Condensed Statements of Changes of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 3,348	$ 7,254	$ 9,500	$ (944,927)	$ 24,213,006	$ (24,716,902)	$ (1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	725,426	950,000
Stock-based compensation					107,794		107,794
Net loss						(1,519,682)	(1,519,682)
Balance at Mar. 31, 2021	$ 3,348	$ 7,254	$ 9,500	(944,927)	24,320,800	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	334,800	725,426	950,000
Balance at Dec. 31, 2020	$ 3,348	$ 7,254	$ 9,500	(944,927)	24,213,006	(24,716,902)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	725,426	950,000
Net loss							(2,594,593)
Balance at Jun. 30, 2021	$ 3,348	$ 7,254	$ 9,500	(944,927)	24,421,370	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	334,800	725,426	950,000
Balance at Mar. 31, 2021	$ 3,348	$ 7,254	$ 9,500	(944,927)	24,320,800	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	334,800	725,426	950,000
Stock-based compensation					100,570		100,570
Net loss						(1,074,911)	(1,074,911)
Balance at Jun. 30, 2021	$ 3,348	$ 7,254	$ 9,500	(944,927)	24,421,370	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	334,800	725,426	950,000
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 9,522	(944,927)	34,157,877	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	952,200
Stock-based compensation					200,157		200,157
Net loss						(3,504,002)	(3,504,002)
Balance at Mar. 31, 2022	$ 3,348	$ 7,254	$ 9,522	(944,927)	34,358,034	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	334,800	725,426	952,200
Balance at Dec. 31, 2021	$ 3,348	$ 7,254	$ 9,522	(944,927)	34,157,877	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	725,426	952,200
Net loss							(6,860,958)
Balance at Jun. 30, 2022	$ 3,348	$ 7,254	$ 9,522	(944,927)	34,546,691	(46,705,489)	(13,083,601)
Balance (in Shares) at Jun. 30, 2022	334,800	725,426	952,200
Balance at Mar. 31, 2022	$ 3,348	$ 7,254	$ 9,522	(944,927)	34,358,034	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	334,800	725,426	952,200
Stock-based compensation					188,657		188,657
Net loss						(3,356,956)	(3,356,956)
Balance at Jun. 30, 2022	$ 3,348	$ 7,254	$ 9,522	$ (944,927)	$ 34,546,691	$ (46,705,489)	$ (13,083,601)
Balance (in Shares) at Jun. 30, 2022	334,800	725,426	952,200